Total Equity - Common Stock, Number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common shares
Number of shares outstanding rollforward:
Beginning balance, shares outstanding (in shares)	26,176,506
Ending balance, shares outstanding (in shares)	23,865,600	26,176,506
Multiple and subordinate voting shares
Number of shares outstanding rollforward:
Interest in multiple and subordinate voting shares held through ownership interest in shareholder - beginning and end of year	(799,230)	(799,230)
Subordinate voting shares
Number of shares outstanding rollforward:
Beginning balance, shares outstanding (in shares)	25,427,736	26,082,299
Purchases for cancellation (in shares)	(2,137,923)	(343,871)
Treasury shares acquired (in shares)	(293,197)	(457,603)
Treasury shares reissued (in shares)	120,214	146,911
Ending balance, shares outstanding (in shares)	23,116,830	25,427,736
Multiple voting shares
Number of shares outstanding rollforward:
Beginning balance, shares outstanding (in shares)	1,548,000
Ending balance, shares outstanding (in shares)	1,548,000	1,548,000